UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Total Return Unconstrained Fund
Class A [WAUAX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$51	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$62,796,305
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	235
Portfolio Turnover Rate	98%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return Unconstrained Fund	PAGE 1	7809-STSR-0126

Western Asset Total Return Unconstrained Fund
Class C [WAUCX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$90	1.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$62,796,305
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	235
Portfolio Turnover Rate	98%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return Unconstrained Fund	PAGE 1	7808-STSR-0126

Western Asset Total Return Unconstrained Fund
Class FI [WARIX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$53	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$62,796,305
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	235
Portfolio Turnover Rate	98%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return Unconstrained Fund	PAGE 1	7556-STSR-0126

Western Asset Total Return Unconstrained Fund
Class R [WAURX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$68	1.33%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$62,796,305
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	235
Portfolio Turnover Rate	98%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return Unconstrained Fund	PAGE 1	7807-STSR-0126

Western Asset Total Return Unconstrained Fund
Class I [WAARX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$38	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$62,796,305
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	235
Portfolio Turnover Rate	98%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return Unconstrained Fund	PAGE 1	7555-STSR-0126

Western Asset Total Return Unconstrained Fund
Class IS [WAASX]	Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$33	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$62,796,305
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	235
Portfolio Turnover Rate	98%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return Unconstrained Fund	PAGE 1	7273-STSR-0126

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Total Return Unconstrained Fund
Financial Statements and Other Important Information
Semi-Annual  | November 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
November 30, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 29.3%
FHLMC — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	12/1/41	80,271	$70,749
FNMA — 28.0%
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	174,955	147,622
Federal National Mortgage Association (FNMA)	2.500%	3/1/42	285,986	258,399
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 5/1/42	525,804	490,766
Federal National Mortgage Association (FNMA)	3.000%	1/1/56	13,400,000	11,904,113 (a)
Federal National Mortgage Association (FNMA)	4.000%	1/1/56	700,000	666,526 (a)
Federal National Mortgage Association (FNMA)	4.500%	1/1/56	1,700,000	1,662,982 (a)
Federal National Mortgage Association (FNMA)	5.000%	1/1/56	300,000	299,175 (a)
Federal National Mortgage Association (FNMA)	5.500%	1/1/56	900,000	910,713 (a)
Federal National Mortgage Association (FNMA)	6.000%	1/1/56	1,200,000	1,228,525 (a)
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	29,431	28,863
Total FNMA				17,597,684
GNMA — 1.2%
Government National Mortgage Association (GNMA)	3.000%	10/15/42- 11/15/42	187,339	172,191
Government National Mortgage Association (GNMA)	4.000%	3/15/50	25,275	24,203
Government National Mortgage Association (GNMA)	3.500%	5/15/50	32,888	30,305
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	81,017	74,355
Government National Mortgage Association (GNMA) II	4.000%	1/20/50- 4/20/50	350,680	333,757
Government National Mortgage Association (GNMA) II	2.500%	1/20/56	100,000	86,820 (a)
Total GNMA				721,631

Total Mortgage-Backed Securities (Cost — $18,326,057)				18,390,064
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government & Agency Obligations — 24.1%
U.S. Government Obligations — 24.1%
U.S. Treasury Bonds	4.750%	2/15/41	2,190,000	$2,266,992
U.S. Treasury Bonds	3.625%	8/15/43	570,000	502,535
U.S. Treasury Bonds	3.750%	11/15/43	3,600,000	3,222,422 (b)
U.S. Treasury Bonds	2.875%	5/15/49	260,000	191,720
U.S. Treasury Bonds	4.750%	11/15/53	870,000	879,108
U.S. Treasury Bonds	4.625%	5/15/54	170,000	168,572
U.S. Treasury Bonds	4.500%	11/15/54	830,000	806,364
U.S. Treasury Bonds	4.750%	5/15/55	10,000	10,123
U.S. Treasury Notes	3.375%	9/15/27	370,000	369,082
U.S. Treasury Notes	3.750%	12/31/28	2,420,000	2,437,866 (c)
U.S. Treasury Notes	4.000%	5/31/30	40,000	40,696
U.S. Treasury Notes	3.875%	6/30/30	70,000	70,852
U.S. Treasury Notes	4.000%	1/31/31	2,180,000	2,217,852
U.S. Treasury Notes	3.625%	9/30/31	1,510,000	1,504,986
U.S. Treasury Notes	4.000%	7/31/32	80,000	81,105
U.S. Treasury Notes	4.250%	11/15/34	350,000	357,937

Total U.S. Government & Agency Obligations (Cost — $15,724,513)				15,128,212
Corporate Bonds & Notes — 16.9%
Communication Services — 3.6%
Diversified Telecommunication Services — 0.2%
AT&T Inc., Senior Notes	5.375%	8/15/35	90,000	93,167
Entertainment — 1.3%
Netflix Inc., Senior Notes	3.875%	11/15/29	690,000 EUR	832,175 (d)
Interactive Media & Services — 0.3%
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	190,000	190,175
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	190,000	161,179 (e)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	20,000	18,566
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	75,000	60,393
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	150,000	146,659 (e)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000	309,498 (e)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	150,000	159,967
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	10,000	$10,281 (e)
Total Media				866,543
Wireless Telecommunication Services — 0.4%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	480,000	271,891 (e)

Total Communication Services				2,253,951
Consumer Discretionary — 4.1%
Automobile Components — 0.3%
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	160,000	158,417 (e)
Automobiles — 0.1%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	100,000	84,417 (e)
Broadline Retail — 0.4%
Prosus NV, Senior Notes	3.061%	7/13/31	310,000	282,310 (e)
Hotels, Restaurants & Leisure — 3.3%
Carnival Corp., Senior Notes	6.125%	2/15/33	60,000	61,843 (e)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	110,000	107,404
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	20,000	19,750 (e)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	20,000	19,776 (e)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	40,000	40,894 (e)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	40,000	41,197 (e)
Sands China Ltd., Senior Notes	2.300%	3/8/27	500,000	487,592
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	599,661
Sands China Ltd., Senior Notes	2.850%	3/8/29	330,000	311,574
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000	183,518
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	60,000	64,403 (e)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	50,000	50,842 (e)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	60,000	64,864 (e)
Total Hotels, Restaurants & Leisure				2,053,318

Total Consumer Discretionary				2,578,462
Energy — 2.6%
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	80,000	77,746
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	30,000	$27,591
Chord Energy Corp., Senior Notes	6.000%	10/1/30	50,000	50,448 (e)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	50,000	48,981 (e)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	51,586 (e)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	30,000	30,070
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	40,000	37,936 (e)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	160,000	164,351
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	20,000	20,018 (f)
EQT Corp., Senior Notes	3.900%	10/1/27	52,000	51,707
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	60,000	62,858 (e)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	350,000	316,628 (e)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	30,000	29,689 (e)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	160,000	166,740 (e)
Petrobras Global Finance BV, Senior Notes	6.500%	7/3/33	200,000	207,905
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	10,000	10,903 (e)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	10,000	11,148 (e)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	70,000	73,416 (e)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	210,000	206,605
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	20,000	18,343

Total Energy				1,664,669
Financials — 2.2%
Banks — 1.6%
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	600,000 EUR	697,567 (d)(f)(g)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	200,000 GBP	$280,431 (f)(g)
Total Banks				977,998
Capital Markets — 0.4%
Credit Suisse AG AT1 Claim	—	—	1,680,000	0 *(h)(i)(j)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	230,000	235,938 (e)(f)(g)
Total Capital Markets				235,938
Financial Services — 0.2%
Block Inc., Senior Notes	6.000%	8/15/33	60,000	61,711 (e)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	10,000	10,182 (e)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	80,000	83,736 (e)
Total Financial Services				155,629

Total Financials				1,369,565
Health Care — 2.5%
Health Care Providers & Services — 1.0%
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	18,462	18,732
Dignity Health, Secured Notes	5.267%	11/1/64	120,000	110,578
Humana Inc., Senior Notes	8.150%	6/15/38	380,000	462,324
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	40,000	43,117 (e)
Total Health Care Providers & Services				634,751
Pharmaceuticals — 1.5%
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	7.375%	9/15/29	600,000 EUR	789,037
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	167,000	164,923
Total Pharmaceuticals				953,960

Total Health Care				1,588,711
Industrials — 1.0%
Aerospace & Defense — 0.2%
Bombardier Inc., Senior Notes	7.250%	7/1/31	20,000	21,330 (e)
Bombardier Inc., Senior Notes	6.750%	6/15/33	30,000	31,675 (e)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	60,000	62,979 (e)
Total Aerospace & Defense				115,984
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — 0.2%
Builders FirstSource Inc., Senior Notes	6.750%	5/15/35	60,000	$63,357 (e)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	70,000	72,745 (e)
Total Building Products				136,102
Passenger Airlines — 0.3%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	60,000	62,716 (e)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	100,000	99,562 (e)
Total Passenger Airlines				162,278
Trading Companies & Distributors — 0.3%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	30,000	31,516 (e)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	30,000	31,783 (e)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	60,000	62,809 (e)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	90,000	94,108 (e)
Total Trading Companies & Distributors				220,216

Total Industrials				634,580
Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.1%
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	40,000	40,809 (e)
Semiconductors & Semiconductor Equipment — 0.1%
Micron Technology Inc., Senior Notes	5.300%	1/15/31	60,000	62,220

Total Information Technology				103,029
Materials — 0.2%
Metals & Mining — 0.2%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	120,000	116,954

Real Estate — 0.1%
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	40,000	40,835 (e)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	20,000	20,243 (e)

Total Real Estate				61,078
Utilities — 0.4%
Electric Utilities — 0.3%
NRG Energy Inc., Senior Notes	5.750%	1/15/34	20,000	20,174 (e)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	80,000	81,297 (e)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	60,000	$58,062
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	30,000	31,035 (e)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	30,000	31,572 (e)
Total Electric Utilities				222,140
Independent Power and Renewable Electricity Producers — 0.1%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	40,000	42,480 (e)

Total Utilities				264,620
Total Corporate Bonds & Notes (Cost — $10,697,010)				10,635,619
Asset-Backed Securities — 13.9%
Apollo Aviation Securitization Equity Trust, 2025-1A A	5.943%	2/16/50	235,999	241,189 (e)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.405%	1/15/37	140,000	141,021 (e)(f)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.634%	10/20/34	180,000	180,077 (e)(f)
Bayview Opportunity Master Fund LLC, 2025-EDU1 C (30 Day Average SOFR + 1.800%)	5.872%	7/27/48	323,839	324,285 (e)(f)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.757%	11/22/34	280,000	281,386 (e)(f)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	6.784%	10/20/37	260,000	261,157 (e)(f)
Clover CLO LLC, 2018-1A D1RR (3 mo. Term SOFR + 3.450%)	7.334%	4/20/37	340,000	341,348 (e)(f)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.822%	7/25/36	180,000	180,897 (e)(f)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. Term SOFR + 0.234%)	4.193%	4/15/37	378,859	363,296 (f)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. Term SOFR + 0.314%)	4.269%	8/25/36	297,311	92,864 (f)
Galaxy CLO Ltd., 2016-22A DRRR (3 mo. Term SOFR + 3.250%)	7.144%	4/16/34	250,000	250,883 (e)(f)
Galaxy CLO Ltd., 2018-25A CRR (3 mo. Term SOFR + 1.800%)	5.658%	4/25/36	320,000	320,973 (e)(f)
Gallatin CLO Ltd., 2023-1A C1 (3 mo. Term SOFR + 3.850%)	7.762%	10/14/35	360,000	361,377 (e)(f)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
GoldenTree Loan Management US CLO Ltd., 2019-6A DR2 (3 mo. Term SOFR + 2.450%)	6.334%	4/20/35	240,000	$238,658 (e)(f)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	655,630	216,402 (e)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.382%	4/17/34	140,000	140,505 (e)(f)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	8.119%	4/28/37	320,000	321,742 (e)(f)
Magnetite Ltd., 2020-25A D (3 mo. Term SOFR + 3.562%)	7.420%	1/25/32	250,000	250,889 (e)(f)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.589%	6/25/46	45,305	44,380 (e)(f)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	275,228	224,707 (e)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.228%	10/17/38	190,000	192,154 (e)(f)
Nelnet Student Loan Trust, 2021-A APT2	1.360%	4/20/62	306,667	289,251 (e)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	7.034%	7/20/36	200,000	200,940 (e)(f)
Oak Street Investment Grade Net Lease Fund, 2020-1A A2	2.210%	11/20/50	142,666	128,599 (e)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.736%	10/15/34	360,000	362,495 (e)(f)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.334%	4/20/37	420,000	425,423 (e)(f)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	6.905%	4/15/31	520,000	523,363 (e)(f)
Palmer Square Loan Funding Ltd., 2024-1A B (3 mo. Term SOFR + 1.800%)	5.705%	10/15/32	230,000	230,385 (e)(f)
Point Broadband Funding LLC, 2025-1A A2	5.336%	7/20/55	330,000	332,939 (e)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	93,744	94,137 (e)
Subway Funding LLC, 2024-1A A2I	6.028%	7/30/54	247,500	250,539 (e)
Switch ABS Issuer LLC, 2025-1A A2	5.036%	3/25/55	250,000	247,826 (e)
Taco Bell Funding LLC, 2025-1A A2I	4.821%	8/25/55	150,000	150,602 (e)
Tesla Sustainable Energy Trust, 2024-1A A3	5.290%	6/20/50	290,000	293,162 (e)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	205,001	204,173

Total Asset-Backed Securities (Cost — $9,311,767)				8,704,024
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — 12.8%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	231,755	$232,713 (e)
BANK, 2018-BN15 B	4.807%	11/15/61	350,000	334,247 (f)
BANK, 2022-BNK39 A4	2.928%	2/15/55	240,000	220,130 (f)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	5.223%	8/19/38	328,490	328,326 (e)(f)
BX Commercial Mortgage Trust, 2019- IMC F (1 mo. Term SOFR + 2.946%)	6.905%	4/15/34	330,000	322,214 (e)(f)
BX Commercial Mortgage Trust, 2021- XL2 J (1 mo. Term SOFR + 4.004%)	7.963%	10/15/38	329,000	329,779 (e)(f)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.216%	10/15/36	330,000	329,850 (e)(f)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	340,000	334,741
CHL Mortgage Pass-Through Trust, 2001- HYB1 1A1	5.750%	6/19/31	2,042	2,026 (f)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	6.741%	2/25/34	5,539	5,551 (f)
Citigroup Mortgage Loan Trust, 2005-9 1A1 (1 mo. Term SOFR + 0.374%)	4.329%	11/25/35	70,286	62,411 (f)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	711,425	448,246
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. Term SOFR + 0.634%)	4.589%	1/25/46	44,173	41,945 (f)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	300,000	309,379 (e)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.519%	6/25/34	2,310	2,207 (f)
Extended Stay America Trust, 2025-ESH D (1 mo. Term SOFR + 2.600%)	6.559%	10/15/42	280,000	282,124 (e)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.500%	1/25/30	3,100,000	159,178 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K514 X1, IO	1.160%	12/25/28	4,995,044	133,169 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.372%	12/25/54	87,521	87,711 (f)
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.372%	12/25/54	87,931	$88,338 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	29,759	29,668 (e)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.172%	6/25/43	393,000	408,792 (e)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	6.772%	7/25/43	370,000	380,804 (e)(f)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	18,099	19,785
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	4.362%	2/25/36	25,145	17,813 (f)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	77,045	78,905 (e)(f)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.164%	2/16/48	153,304	622 (f)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.587%	9/16/55	818,851	19,028 (f)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.124%	1/16/55	24,263,545	67,703 (f)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.590%	10/16/58	2,486,604	79,623 (f)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.496%	7/16/58	323,414	7,704 (f)
Government National Mortgage Association (GNMA), 2022-9 GA	2.000%	1/20/52	137,788	116,271
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	4.529%	4/25/36	6,884	6,847 (f)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	4.253%	11/19/46	54,077	42,491 (f)
HOMES Trust, 2024-NQM1 A1	5.915%	7/25/69	187,121	189,037 (e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.529%)	8.488%	11/15/38	334,253	336,031 (e)(f)
Lehman XS Trust, 2006-16N A4B (1 mo. Term SOFR + 0.594%)	4.549%	11/25/46	6,899	10,173 (f)
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Lehman XS Trust, 2006-GP3 2A2 (1 mo. Term SOFR + 0.554%)	4.509%	6/25/46	10,318	$24,774 (f)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.451%	5/18/42	270,000	270,331 (e)(f)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.504%	11/18/39	350,000	350,830 (e)(f)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.187%	10/15/54	6,273,177	249,890 (f)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	238,437	243,272 (e)(f)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	160,000	167,926
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	5.781%	8/25/36	28,637	27,663 (f)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	228,849	230,417 (e)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.402%	2/15/42	350,000	347,385 (e)(f)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	294,581	291,149

Total Collateralized Mortgage Obligations (Cost — $8,365,662)				8,069,219
Sovereign Bonds — 8.2%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	14,480	11,997
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	110,000	78,139
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	164,285	119,077 (e)
Total Argentina				209,213
Brazil — 5.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,542,000 BRL	2,454,398
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	4,757,000 BRL	795,704
Total Brazil				3,250,102
India — 2.3%
India Government Bond, Senior Notes	5.790%	5/11/30	128,260,000 INR	1,412,386
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount†	Value

Mexico — 0.4%
Eagle Funding Luxco Sarl, Senior Notes		5.500%	8/17/30	250,000	$254,110 (e)

Total Sovereign Bonds (Cost — $5,630,596)					5,125,811
U.S. Treasury Inflation Protected Securities — 0.7%
U.S. Treasury Notes, Inflation Indexed (Cost — $423,145)		1.875%	7/15/34	414,044	420,624
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.3%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.375		12/12/25	12	30,000	75
3-Month SOFR Futures, Call @ $96.750		3/13/26	115	287,500	11,500
3-Month SOFR Futures, Call @ $96.750		6/12/26	98	245,000	41,650
SOFR 1-Year Mid-Curve Futures, Call @ $97.125		12/12/25	115	287,500	4,312
SOFR 1-Year Mid-Curve Futures, Put @ $96.750		12/12/25	82	205,000	1,025
U.S. Treasury 5-Year Notes Futures, Call @ $110.250		12/26/25	20	20,000	3,906
U.S. Treasury 5-Year Notes Futures, Call @ $110.500		12/26/25	40	40,000	5,625
U.S. Treasury 5-Year Notes Futures, Put @ $109.000		12/26/25	40	40,000	4,063
U.S. Treasury 5-Year Notes Futures, Put @ $109.250		12/26/25	20	20,000	3,281
U.S. Treasury 10-Year Notes Futures, Call @ $114.000		12/26/25	30	30,000	9,375
U.S. Treasury 10-Year Notes Futures, Put @ $112.000		12/26/25	30	30,000	3,750

Total Exchange-Traded Purchased Options (Cost — $168,338)					88,562
	Counterparty
OTC Purchased Options — 0.2%
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	22,020,000	22,020,000	87,792
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — continued
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	1,160,000	1,160,000	$4,625
U.S. Dollar/Euro, Put @ $1.158	Bank of America N.A.	2/4/26	660,000	660,000	8,319

Total OTC Purchased Options (Cost — $102,162)					100,736

Total Purchased Options (Cost — $270,500)					189,298
		Rate	Maturity Date	Face Amount†
Senior Loans — 0.2%
Communication Services — 0.0%††
Media — 0.0%††
Versant Media Group Inc., 2025 First Lien Term Loan B		—	10/23/30	20,000	19,879 (l)

Financials — 0.1%
Banks — 0.1%
Ascensus Group Holdings Inc., 2024 Term Loan B		—	11/24/32	30,000	30,012 (l)

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility		—	1/1/30	110,894	45,212 (h)(i)(l)
Spirit Airlines LLC, New Money Term Loan		—	1/2/40	25,963	25,930 (l)
Spirit Airlines LLC, Second New Money Term Loan		—	7/14/26	6,424	5,766 (l)

Total Industrials					76,908
Total Senior Loans (Cost — $128,917)					126,799
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				56	17 *(h)(m)
Spirit Aviation Holdings Inc.				9,649	2,991 *

Total Common Stocks (Cost — $135,524)					3,008
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $83,461)		3/12/30	6,856	$2,126 *(e)(h)(m)
Total Investments before Short-Term Investments (Cost — $69,097,152)				66,794,804
	Rate		Shares
Short-Term Investments — 15.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $10,010,974)	3.957%		10,010,974	10,010,974 (n)(o)
Total Investments — 122.3% (Cost — $79,108,126)				76,805,778
Liabilities in Excess of Other Assets — (22.3)%				(14,009,473)
Total Net Assets — 100.0%				$62,796,305

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2025, the Fund held TBA securities with a total cost of $16,637,846.
(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	All or a portion of this loan has not settled as of November 30, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)	Restricted security (Note 9).
(n)	Rate shown is one-day yield as of the end of the reporting period.
(o)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2025, the total market value of investments in Affiliated
Companies was $10,010,974 and the cost was $10,010,974 (Note 8).

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At November 30, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	3/13/26	$97.250	115	$287,500	$(3,594)
3-Month SOFR Futures, Call	9/11/26	97.500	264	660,000	(66,000)
3-Month SOFR Futures, Call	12/11/26	97.500	119	297,500	(44,625)
3-Month SOFR Futures, Put	12/11/26	96.500	41	102,500	(10,762)
U.S. Treasury 5-Year Notes Futures, Call	12/26/25	109.500	24	24,000	(12,375)
U.S. Treasury 5-Year Notes Futures, Call	12/26/25	109.750	19	19,000	(7,273)
U.S. Treasury 5-Year Notes Futures, Call	1/23/26	109.750	20	20,000	(10,938)
U.S. Treasury 5-Year Notes Futures, Put	12/26/25	109.500	24	24,000	(6,000)
U.S. Treasury 5-Year Notes Futures, Put	12/26/25	109.750	19	19,000	(6,977)
U.S. Treasury 5-Year Notes Futures, Put	1/23/26	109.750	20	20,000	(10,625)
U.S. Treasury 10-Year Notes Futures, Call	12/26/25	113.000	15	15,000	(11,250)
U.S. Treasury 10-Year Notes Futures, Call	1/23/26	113.000	10	10,000	(10,156)
U.S. Treasury 10-Year Notes Futures, Put	12/26/25	113.000	15	15,000	(6,094)
U.S. Treasury 10-Year Notes Futures, Put	1/23/26	113.000	10	10,000	(6,719)
Total Exchange-Traded Written Options (Premiums received — $343,400)					(213,388)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Interest rate swaption, Call, 345.000bps payments paid annually, Daily SOFR Compound received annually, maturing on 9/29/36 (Premiums received — $86,836)	Goldman Sachs Group Inc.	9/25/26	345.000 bps	5,120,000	5,120,000	$(81,583)
Total Written Options (Premiums received — $430,236)						$(294,971)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At November 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	40	3/26	$9,608,597	$9,626,750	$18,153
3-Month SOFR	27	6/26	6,514,482	6,510,375	(4,107)
3-Month SOFR	41	12/25	9,827,253	9,829,494	2,241
Australian 10-Year Bonds	17	12/25	1,266,151	1,244,723	(21,428)
U.S. Treasury 2-Year Notes	18	3/26	3,756,223	3,759,469	3,246
U.S. Treasury 5-Year Notes	121	3/26	13,244,577	13,281,641	37,064
U.S. Treasury Long-Term Bonds	30	3/26	3,504,958	3,523,125	18,167
United Kingdom Long Gilt Bonds	2	3/26	238,574	242,449	3,875
					57,211
Contracts to Sell:
Japanese 10-Year Bonds	2	12/25	1,754,095	1,730,162	23,933
U.S. Treasury 10-Year Notes	173	3/26	19,594,547	19,608,469	(13,922)
U.S. Treasury Ultra 10-Year Notes	9	3/26	1,038,219	1,045,828	(7,609)
U.S. Treasury Ultra Long-Term Bonds	68	3/26	8,128,007	8,223,750	(95,743)
					(93,341)
Net unrealized depreciation on open futures contracts					$(36,130)

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At November 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	18,379,683	USD	3,445,889	JPMorgan Chase & Co.	12/2/25	$(6,205)
USD	3,413,982	BRL	18,379,683	JPMorgan Chase & Co.	12/2/25	(25,703)
CAD	70,000	USD	49,912	Bank of America N.A.	1/16/26	308
CAD	70,000	USD	49,905	Bank of America N.A.	1/16/26	314
CAD	82,499	USD	58,813	Bank of America N.A.	1/16/26	373
CAD	140,000	USD	99,460	Bank of America N.A.	1/16/26	977
CAD	150,000	USD	106,952	Bank of America N.A.	1/16/26	660
USD	16	MXN	294	Bank of America N.A.	1/16/26	(0)(a)
USD	474,033	GBP	352,462	BNP Paribas SA	1/16/26	7,482
USD	71,232	JPY	10,932,249	BNP Paribas SA	1/16/26	889
AUD	95,896	USD	62,676	Citibank N.A.	1/16/26	172
AUD	96,473	USD	62,623	Citibank N.A.	1/16/26	603
AUD	99,038	USD	64,830	Citibank N.A.	1/16/26	76
AUD	253,623	USD	166,233	Citibank N.A.	1/16/26	(16)
CAD	1,456	USD	1,049	Citibank N.A.	1/16/26	(4)
CNH	846,465	USD	119,248	Citibank N.A.	1/16/26	888
CNH	1,731,618	USD	243,969	Citibank N.A.	1/16/26	1,795
INR	124,642,902	USD	1,409,509	Citibank N.A.	1/16/26	(19,827)
USD	160,441	CAD	223,955	Citibank N.A.	1/16/26	(227)
USD	2,948,031	INR	263,132,440	Citibank N.A.	1/16/26	14,288
USD	9,357	JPY	1,457,442	Citibank N.A.	1/16/26	(21)
USD	53,031	JPY	8,260,000	Citibank N.A.	1/16/26	(117)
JPY	38,020,653	USD	254,051	JPMorgan Chase & Co.	1/16/26	(9,411)
USD	116,000	CNH	824,061	JPMorgan Chase & Co.	1/16/26	(957)
USD	116,000	CNH	823,607	JPMorgan Chase & Co.	1/16/26	(892)
USD	2,088,643	EUR	1,798,034	JPMorgan Chase & Co.	1/16/26	(3,285)
USD	64,754	JPY	9,958,423	JPMorgan Chase & Co.	1/16/26	677
USD	331,131	EUR	286,000	Bank of America N.A.	2/5/26	(1,934)
Net unrealized depreciation on open forward foreign currency contracts						$(39,097)

(a)	Amount represents less than $1.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At November 30, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A.	12,266,000BRL	1/2/30	BRL-CDI**	14.755%**	$104,511	—	$104,511

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$1,360,000	11/21/30	2.452%**	CPURNSA**	$(2,833)	$—	$(2,833)
	20,803,000	2/24/31	Daily SOFR Compound annually	4.040% annually	709,475	(8,653)	718,128
	10,840,000	8/31/32	3.420% annually	Daily SOFR Compound annually	(7,859)	26,517	(34,376)
	1,943,000	2/24/56	3.990% annually	Daily SOFR Compound annually	(7,831)	(1,585)	(6,246)
Total	$34,946,000				$690,952	$16,279	$674,673

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Total Return Unconstrained Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.45 Index	$552,000	12/20/30	5.000% quarterly	$41,101	$40,571	$530

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$260,000	1/8/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$16,891	—	$16,891

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.900%
Daily SOFR Compound	4.120%
CPURNSA	3.241%

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
November 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $69,097,152)	$66,794,804
Investments in affiliated securities, at value (Cost — $10,010,974)	10,010,974
Foreign currency, at value (Cost — $445,519)	448,200
Cash	1,002,768
Receivable for sales of TBA securities	18,227,133
Interest receivable	575,625
Receivable for securities sold	550,000
Foreign currency collateral for open futures contracts and/or exchange-traded options, at value (Cost — $277,637)	296,971
OTC swaps, at value (premiums paid — $0)	121,402
Deposits with brokers for open futures contracts and exchange-traded options	55,009
Receivable from brokers — net variation margin on open futures contracts	52,345
Dividends receivable from affiliated investments	31,943
Unrealized appreciation on forward foreign currency contracts	29,502
Deposits with brokers for OTC derivatives	10,000
Deposits with brokers for centrally cleared swap contracts	9,950
Receivable for Fund shares sold	1,460
Prepaid expenses	40,761
Total Assets	98,258,847
Liabilities:
Payable for purchases of TBA securities	34,862,795
Written options, at value (premiums received — $430,236)	294,971
Payable for securities purchased	81,170
Unrealized depreciation on forward foreign currency contracts	68,599
Investment management fee payable	5,814
Service and/or distribution fees payable	3,105
Payable for open OTC swap contracts	2,223
Payable for Fund shares repurchased	795
Payable to brokers — net variation margin on centrally cleared swap contracts	503
Directors’ fees payable	313
Accrued expenses	142,254
Total Liabilities	35,462,542
Total Net Assets	$62,796,305
Net Assets:
Par value (Note 7)	$6,745
Paid-in capital in excess of par value	218,117,068
Total distributable earnings (loss)	(155,327,508)
Total Net Assets	$62,796,305
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Net Assets:
Class A	$6,585,936
Class C	$1,542,471
Class FI	$2,120,279
Class R	$155,514
Class I	$30,188,604
Class IS	$22,203,501
Shares Outstanding:
Class A	707,857
Class C	165,540
Class FI	228,054
Class R	16,714
Class I	3,239,274
Class IS	2,387,709
Net Asset Value:
Class A (and redemption price)	$9.30
Class C*	$9.32
Class FI (and redemption price)	$9.30
Class R (and redemption price)	$9.30
Class I (and redemption price)	$9.32
Class IS (and redemption price)	$9.30
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.66

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended November 30, 2025

Investment Income:
Interest	$2,813,118
Dividends from affiliated investments	311,608
Dividends from unaffiliated investments	6,159
Total Investment Income	3,130,885
Expenses:
Investment management fee (Note 2)	341,794
Fund accounting fees	45,255
Registration fees	44,135
Audit and tax fees	35,539
Transfer agent fees (Notes 2 and 5)	26,786
Service and/or distribution fees (Notes 2 and 5)	20,288
Shareholder reports	8,012
Commodity pool reports	6,017
Legal fees	5,946
Custody fees	3,415
Directors’ fees	3,044
Insurance	700
Commitment fees (Note 10)	637
Miscellaneous expenses	7,371
Total Expenses	548,939
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(143,826)
Net Expenses	405,113
Net Investment Income	2,725,772
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(4,043,879)†
Futures contracts	(1,224,373)
Written options	1,326,211
Swap contracts	744,832
Forward foreign currency contracts	(512,178)
Foreign currency transactions	33,232
Net Realized Loss	(3,676,155)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	5,168,129
Futures contracts	224,940
Written options	(180,695)
Swap contracts	(566,206)
Forward foreign currency contracts	10,418
Foreign currencies	(12,469)
Change in Net Unrealized Appreciation (Depreciation)	4,644,117
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	967,962
Increase in Net Assets From Operations	$3,693,734

†	Net of foreign capital gains tax of $19,542.
See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended November 30, 2025 (unaudited) and the Year Ended May 31, 2025	November 30	May 31
Operations:
Net investment income	$2,725,772	$8,005,836
Net realized loss	(3,676,155)	(24,352,150)
Change in net unrealized appreciation (depreciation)	4,644,117	29,169,607
Increase in Net Assets From Operations	3,693,734	12,823,293
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,000,018)	(7,329,510)
Decrease in Net Assets From Distributions to Shareholders	(3,000,018)	(7,329,510)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,571,705	23,112,119
Reinvestment of distributions	2,989,238	7,299,225
Cost of shares repurchased	(83,391,921)	(132,699,806)
Decrease in Net Assets From Fund Share Transactions	(73,830,978)	(102,288,462)
Decrease in Net Assets	(73,137,262)	(96,794,679)
Net Assets:
Beginning of period	135,933,567	232,728,246
End of period	$62,796,305	$135,933,567
See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.23	$8.97	$8.78	$9.18	$10.65	$10.00
Income (loss) from operations:
Net investment income	0.21	0.42	0.43	0.38	0.27	0.20
Net realized and unrealized gain (loss)	0.05	0.22	0.00 [3]	(0.76)	(1.33)	0.52
Total income (loss) from operations	0.26	0.64	0.43	(0.38)	(1.06)	0.72
Less distributions from:
Net investment income	(0.19)	(0.38)	(0.24)	(0.02)	(0.22)	(0.07)
Net realized gains	—	—	—	—	(0.19)	—
Total distributions	(0.19)	(0.38)	(0.24)	(0.02)	(0.41)	(0.07)
Net asset value, end of period	$9.30	$9.23	$8.97	$8.78	$9.18	$10.65
Total return[4]	3.04%	7.16%	5.03%	(4.13)%	(10.28)%	7.11%
Net assets, end of period (000s)	$6,586	$6,755	$7,162	$8,402	$9,584	$14,641
Ratios to average net assets:
Gross expenses	1.25%[5]	1.16%	1.10%	1.08%[6]	1.08%	1.10%[6]
Net expenses[7,8]	1.01 [5]	1.01	1.02	1.05 [6]	1.07	1.10 [6]
Net investment income	4.52 [5]	4.63	4.88	4.30	2.65	1.93
Portfolio turnover rate[9]	98%	235%	133%	60%	64%	67%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.07%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of
Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.10%.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 53%, 40%, 85%, 55%, 64% and 63%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.24	$8.98	$8.72	$9.15	$10.62	$10.00
Income (loss) from operations:
Net investment income	0.18	0.35	0.37	0.31	0.20	0.13
Net realized and unrealized gain (loss)	0.05	0.21	0.00 [3]	(0.74)	(1.34)	0.51
Total income (loss) from operations	0.23	0.56	0.37	(0.43)	(1.14)	0.64
Less distributions from:
Net investment income	(0.15)	(0.30)	(0.11)	—	(0.14)	(0.02)
Net realized gains	—	—	—	—	(0.19)	—
Total distributions	(0.15)	(0.30)	(0.11)	—	(0.33)	(0.02)
Net asset value, end of period	$9.32	$9.24	$8.98	$8.72	$9.15	$10.62
Total return[4]	2.61%	6.28%	4.30%	(4.70)%	(10.98)%	6.45%
Net assets, end of period (000s)	$1,542	$1,874	$2,710	$4,117	$8,978	$13,227
Ratios to average net assets:
Gross expenses	2.02%[5]	1.91%	1.83%	1.79%	1.77%	1.78%[6]
Net expenses[7,8]	1.77 [5]	1.76	1.75	1.76	1.77	1.78 [6]
Net investment income	3.75 [5]	3.88	4.16	3.50	1.94	1.26
Portfolio turnover rate[9]	98%	235%	133%	60%	64%	67%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 53%, 40%, 85%, 55%, 64% and 63%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class FI Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.22	$8.97	$8.78	$9.17	$10.64	$9.99
Income (loss) from operations:
Net investment income	0.21	0.42	0.43	0.37	0.27	0.21
Net realized and unrealized gain (loss)	0.06	0.21	0.00 [3]	(0.74)	(1.33)	0.51
Total income (loss) from operations	0.27	0.63	0.43	(0.37)	(1.06)	0.72
Less distributions from:
Net investment income	(0.19)	(0.38)	(0.24)	(0.02)	(0.22)	(0.07)
Net realized gains	—	—	—	—	(0.19)	—
Total distributions	(0.19)	(0.38)	(0.24)	(0.02)	(0.41)	(0.07)
Net asset value, end of period	$9.30	$9.22	$8.97	$8.78	$9.17	$10.64
Total return[4]	2.92%	7.17%	5.01%	(4.08)%	(10.28)%	7.18%
Net assets, end of period (000s)	$2,120	$2,416	$2,741	$4,202	$11,518	$16,871
Ratios to average net assets:
Gross expenses	1.29%[5]	1.18%	1.09%	1.10%	1.05%	1.07%[6]
Net expenses[7,8]	1.04 [5]	1.03	1.01	1.06	1.05	1.07 [6]
Net investment income	4.48 [5]	4.61	4.89	4.22	2.66	1.99
Portfolio turnover rate[9]	98%	235%	133%	60%	64%	67%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 53%, 40%, 85%, 55%, 64% and 63%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.23	$8.97	$8.79	$9.20	$10.65	$10.01
Income (loss) from operations:
Net investment income	0.20	0.39	0.41	0.37	0.23	0.20
Net realized and unrealized gain (loss)	0.04	0.22	(0.01)[3]	(0.76)	(1.32)	0.50
Total income (loss) from operations	0.24	0.61	0.40	(0.39)	(1.09)	0.70
Less distributions from:
Net investment income	(0.17)	(0.35)	(0.22)	(0.02)	(0.17)	(0.06)
Net realized gains	—	—	—	—	(0.19)	—
Total distributions	(0.17)	(0.35)	(0.22)	(0.02)	(0.36)	(0.06)
Net asset value, end of period	$9.30	$9.23	$8.97	$8.79	$9.20	$10.65
Total return[4]	2.86%	6.80%	4.60%	(4.27)%	(10.57)%	7.05%
Net assets, end of period (000s)	$156	$159	$163	$157	$78	$477
Ratios to average net assets:
Gross expenses	1.64%[5]	1.55%	1.48%	1.45%	1.35%[6]	1.44%
Net expenses[7,8]	1.33 [5]	1.34	1.34	1.35	1.35 [6]	1.35
Net investment income	4.19 [5]	4.31	4.56	4.22	2.21	1.94
Portfolio turnover rate[9]	98%	235%	133%	60%	64%	67%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 53%, 40%, 85%, 55%, 64% and 63%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.24	$8.99	$8.80	$9.19	$10.67	$10.00
Income (loss) from operations:
Net investment income	0.22	0.45	0.46	0.39	0.30	0.25
Net realized and unrealized gain (loss)	0.06	0.20	0.00 [3]	(0.74)	(1.34)	0.51
Total income (loss) from operations	0.28	0.65	0.46	(0.35)	(1.04)	0.76
Less distributions from:
Net investment income	(0.20)	(0.40)	(0.27)	(0.04)	(0.25)	(0.09)
Net realized gains	—	—	—	—	(0.19)	—
Total distributions	(0.20)	(0.40)	(0.27)	(0.04)	(0.44)	(0.09)
Net asset value, end of period	$9.32	$9.24	$8.99	$8.80	$9.19	$10.67
Total return[4]	3.06%	7.43%	5.33%	(3.76)%	(10.06)%	7.61%
Net assets, end of period (000s)	$30,189	$31,074	$61,861	$83,835	$530,018	$718,829
Ratios to average net assets:
Gross expenses	1.01%[5]	0.90%	0.82%[6]	0.80%	0.74%	0.74%[6]
Net expenses[7,8]	0.74 [5]	0.74	0.74 [6]	0.75	0.74	0.73 [6]
Net investment income	4.79 [5]	4.95	5.15	4.35	2.96	2.34
Portfolio turnover rate[9]	98%	235%	133%	60%	64%	67%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 53%, 40%, 85%, 55%, 64% and 63%.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.22	$8.97	$8.78	$9.18	$10.66	$9.99
Income (loss) from operations:
Net investment income	0.23	0.46	0.47	0.41	0.31	0.25
Net realized and unrealized gain (loss)	0.06	0.20	0.00 [3]	(0.75)	(1.34)	0.52
Total income (loss) from operations	0.29	0.66	0.47	(0.34)	(1.03)	0.77
Less distributions from:
Net investment income	(0.21)	(0.41)	(0.28)	(0.06)	(0.26)	(0.10)
Net realized gains	—	—	—	—	(0.19)	—
Total distributions	(0.21)	(0.41)	(0.28)	(0.06)	(0.45)	(0.10)
Net asset value, end of period	$9.30	$9.22	$8.97	$8.78	$9.18	$10.66
Total return[4]	3.12%	7.56%	5.46%	(3.69)%	(9.99)%	7.69%
Net assets, end of period (000s)	$22,204	$93,655	$158,092	$211,753	$265,841	$287,236
Ratios to average net assets:
Gross expenses	0.88%[5]	0.79%	0.72%	0.69%	0.65%	0.66%
Net expenses[6,7]	0.64 [5]	0.64	0.64	0.65	0.65	0.65
Net investment income	4.84 [5]	5.04	5.26	4.69	3.08	2.42
Portfolio turnover rate[8]	98%	235%	133%	60%	64%	67%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 53%, 40%, 85%, 55%, 64% and 63%.

See Notes to Financial Statements.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations,

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$18,390,064	—	$18,390,064
U.S. Government & Agency Obligations	—	15,128,212	—	15,128,212
Corporate Bonds & Notes:
Financials	—	1,369,565	$0 *	1,369,565
Other Corporate Bonds & Notes	—	9,266,054	—	9,266,054
Asset-Backed Securities	—	8,704,024	—	8,704,024
Collateralized Mortgage Obligations	—	8,069,219	—	8,069,219
Sovereign Bonds	—	5,125,811	—	5,125,811
U.S. Treasury Inflation Protected Securities	—	420,624	—	420,624
Purchased Options:
Exchange-Traded Purchased Options	$88,562	—	—	88,562
OTC Purchased Options	—	100,736	—	100,736
Senior Loans:
Industrials	—	31,696	45,212	76,908
Other Senior Loans	—	49,891	—	49,891
Common Stocks:
Industrials	2,991	17	—	3,008
Warrants	—	2,126	—	2,126
Total Long-Term Investments	91,553	66,658,039	45,212	66,794,804
Short-Term Investments†	10,010,974	—	—	10,010,974
Total Investments	$10,102,527	$66,658,039	$45,212	$76,805,778
Other Financial Instruments:
Futures Contracts††	$106,679	—	—	$106,679
Forward Foreign Currency Contracts††	—	$29,502	—	29,502
OTC Interest Rate Swaps	—	104,511	—	104,511
Centrally Cleared Interest Rate Swaps††	—	718,128	—	718,128
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	530	—	530
OTC Total Return Swaps	—	16,891	—	16,891
Total Other Financial Instruments	$106,679	$869,562	—	$976,241
Total	$10,209,206	$67,527,601	$45,212	$77,782,019

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$213,388	—	—	$213,388
OTC Written Options	—	$81,583	—	81,583
Futures Contracts††	142,809	—	—	142,809
Forward Foreign Currency Contracts††	—	68,599	—	68,599
Centrally Cleared Interest Rate Swaps††	—	43,455	—	43,455
Total	$356,197	$193,637	—	$549,834

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2025, the total notional value of all credit default swaps to sell protection was $552,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended November 30, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the  Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(i) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(j) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

(k) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(o) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of November 30, 2025, the Fund held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $150,182. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of November 30, 2025, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $10,000 which could be used to reduce the required payment.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
At November 30, 2025, the Fund held non-cash collateral from Bank of America N.A. in the amount of $87,223. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(r) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(s) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(t) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of November 30, 2025, there were no capital gains tax liabilities accrued on unrealized gains.
(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London monthly all of the management fee that it receives from the Fund. The Fund does not pay any additional advisory or other fees for advisory services provided by Western Asset, Western Asset Singapore, Western Asset Japan or Western Asset London.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.07%, 1.80%, 1.10%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended November 30, 2025, fees waived and/or expenses reimbursed amounted to $143,826, which included an affiliated money market fund waiver of $8,234.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at November 30, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires May 31, 2026	$5,265	$2,367	$2,390	$202	$50,341	$134,093
Expires May 31, 2027	8,987	3,234	3,449	307	60,821	145,529
Expires May 31, 2028	7,785	1,960	2,682	231	39,702	83,232
Total fee waivers/expense reimbursements subject to recapture	$22,037	$7,561	$8,521	$740	$150,864	$362,854
For the six months ended November 30, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended November 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $995 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

For the six months ended November 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$36
CDSCs	—
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the six months ended November 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$5,181,202	$104,375,352
Sales	38,951,193	148,332,427
At November 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$79,093,089	$1,098,362	$(3,385,673)	$(2,287,311)
Written options	(430,236)	135,439	(174)	135,265
Futures contracts	—	106,679	(142,809)	(36,130)
Forward foreign currency contracts	—	29,502	(68,599)	(39,097)
Swap contracts	56,850	840,060	(43,455)	796,605
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$180,979	$8,319	—	—	$189,298
Futures contracts[3]	106,679	—	—	—	106,679
Forward foreign currency contracts	—	29,502	—	—	29,502
OTC swap contracts[4]	104,511	—	—	$16,891	121,402
Centrally cleared swap contracts[5]	718,128	—	$530	—	718,658
Total	$1,110,297	$37,821	$530	$16,891	$1,165,539
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Written options	$294,971	—	$294,971
Futures contracts[3]	142,809	—	142,809
Forward foreign currency contracts	—	$68,599	68,599
Centrally cleared swap contracts[5]	43,455	—	43,455
Total	$481,235	$68,599	$549,834

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(1,174,326)	$(12,078)	—	—	$(1,186,404)
Futures contracts	(1,224,373)	—	—	—	(1,224,373)
Written options	1,323,163	3,048	—	—	1,326,211
Swap contracts	505,960	—	$138,601	$100,271	744,832
Forward foreign currency contracts	—	(512,178)	—	—	(512,178)
Total	$(569,576)	$(521,208)	$138,601	$100,271	$(851,912)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$18,031	$4,430	—	—	$22,461
Futures contracts	224,940	—	—	—	224,940
Written options	(178,239)	(2,456)	—	—	(180,695)
Swap contracts	(551,297)	—	$(26,997)	$12,088	(566,206)
Forward foreign currency contracts	—	10,418	—	—	10,418
Total	$(486,565)	$12,392	$(26,997)	$12,088	$(489,082)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended November 30, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$212,043
Written options	317,518
Futures contracts (to buy)	68,287,495
Futures contracts (to sell)	41,126,973
Forward foreign currency contracts (to buy)	15,625,435
Forward foreign currency contracts (to sell)	22,694,937
Average Notional Balance**
Interest rate swap contracts	$84,316,406
Credit default swap contracts (buy protection)†	1,969,714
Credit default swap contracts (sell protection)	3,066,286
Total return swap contracts	989,429

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At November 30, 2025, there were no open positions held in this derivative.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$115,462	$(1,934)	$113,528	$(87,223)	$26,305
BNP Paribas SA	8,371	—	8,371	—	8,371
Citibank N.A.	17,822	(20,212)	(2,390)	10,000	7,610
Goldman Sachs Group Inc.	92,417	(81,583)	10,834	—	10,834
JPMorgan Chase & Co.	17,568	(46,453)	(28,885)	—	(28,885)
Total	$251,640	$(150,182)	$101,458	$(77,223)	$24,235

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended November 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$8,459	$4,129
Class C	8,518	1,151
Class FI	2,914	1,834
Class R	397	205
Class I	—	19,308
Class IS	—	159
Total	$20,288	$26,786

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

For the six months ended November 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$8,291
Class C	2,086
Class FI	2,855
Class R	243
Class I	42,003
Class IS	88,348
Total	$143,826
6. Distributions to shareholders by class

	Six Months Ended November 30, 2025	Year Ended May 31, 2025
Net Investment Income:
Class A	$137,408	$275,512
Class C	27,072	83,331
Class FI	47,423	107,237
Class R	2,879	5,914
Class I	660,544	1,902,346
Class IS	2,124,692	4,955,170
Total	$3,000,018	$7,329,510
7. Capital shares
At November 30, 2025, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	31,710	$290,082	87,145	$797,841
Shares issued on reinvestment	14,653	135,677	30,050	271,323
Shares repurchased	(70,681)	(655,905)	(183,139)	(1,670,976)
Net decrease	(24,318)	$(230,146)	(65,944)	$(601,812)
Class C
Shares sold	10,557	$97,390	4,572	$42,090
Shares issued on reinvestment	2,917	27,072	9,211	83,331
Shares repurchased	(50,862)	(473,851)	(112,689)	(1,029,677)
Net decrease	(37,388)	$(349,389)	(98,906)	$(904,256)
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended November 30, 2025		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class FI
Shares sold	1,063	$8,594	429	$3,882
Shares issued on reinvestment	5,071	46,920	11,759	106,052
Shares repurchased	(40,076)	(371,515)	(55,732)	(507,052)
Net decrease	(33,942)	$(316,001)	(43,544)	$(397,118)
Class R
Shares sold	314	$2,832	1,155	$10,461
Shares issued on reinvestment	311	2,879	655	5,914
Shares repurchased	(1,162)	(10,895)	(2,680)	(24,528)
Net decrease	(537)	$(5,184)	(870)	$(8,153)
Class I
Shares sold	169,101	$1,558,628	1,056,131	$9,675,898
Shares issued on reinvestment	70,463	653,191	208,147	1,881,516
Shares repurchased	(362,995)	(3,377,828)	(4,784,514)	(43,816,687)
Net decrease	(123,431)	$(1,166,009)	(3,520,236)	$(32,259,273)
Class IS
Shares sold	495,452	$4,614,179	1,382,709	$12,581,947
Shares issued on reinvestment	229,566	2,123,499	549,632	4,951,089
Shares repurchased	(8,493,499)	(78,501,927)	(9,402,244)	(85,650,886)
Net decrease	(7,768,481)	$(71,764,249)	(7,469,903)	$(68,117,850)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2025. The following transactions were effected in such company for the six months ended November 30, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,598,602	$57,156,102	57,156,102	$64,743,730	64,743,730

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$311,608	—	$10,010,974
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 11/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	56	3/25	$681	$17	$0.30	0.00%(a)
Spirit Airlines LLC, Warrants	6,856	3/25	83,461	2,126 (b)	0.31	0.00 (a)
Total			$84,142	$2,143		0.00% (a)

(a)	Amount represents less than 0.005%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2025.
11. Deferred capital losses
As of May 31, 2025, the Fund had deferred capital losses of $151,356,975, which have no expiration date, that will be available to offset future taxable capital gains.
Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
12. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Total Return Unconstrained Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Total Return Unconstrained Fund

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Western Asset
Total Return Unconstrained Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Total Return Unconstrained Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Total Return Unconstrained Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90488-SFSOI 1/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 27, 2026